Income Taxes - Summary of Principle Components of Deferred Tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Accrued expenses	¥ 42,443	¥ 32,290
Net operating loss carrying forwards	222,722	149,628
Total deferred tax assets	265,165	181,918
Less: Valuation allowance	(262,966)	(178,462)
Deferred tax assets, net	2,199	3,456
Deferred tax liabilities:
Acquired intangible assets	81,969	71,031
Total deferred tax liabilities	¥ 81,969	¥ 71,031